RELATED PARTY TRANSACTIONS (Disclosure of remuneration of directors and other members of key management personnel) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related party transactions [abstract]
Directors fees	$ 252,500	$ 173,125
Salaries and benefits	1,010,201	1,441,458
Share-based compensation	1,191,219	1,408,778
Total remuneration of key management personnel	$ 2,453,920	$ 3,023,361